UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  28-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

     George Travers     New York, NY     November 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $160,945 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102     1566   221485 SH       SOLE                   221485        0        0
BANK OF AMERICA CORPORATION    CALL             060505904    41800  2200000 SH  CALL SOLE                  2200000        0        0
BRUNSWICK CORP                 COM              117043109     8849   581430 SH       SOLE                   581430        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     1365    42000 SH       SOLE                    42000        0        0
DANA HLDG CORP                 COM              235825205     1133    92000 SH       SOLE                    92000        0        0
DILLARDS INC                   CL A             254067101    20475   866120 SH       SOLE                   866120        0        0
DISCOVER FINL SVCS             COM              254709108    18319  1098271 SH       SOLE                  1098271        0        0
DORAL FINL CORP                COM NEW          25811P886     2338  1408601 SH       SOLE                  1408601        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     5426   200000 SH       SOLE                   200000        0        0
FORTRESS INVESTMENT GROUP LL   CALL             34958B906     4103   820500 SH  CALL SOLE                   820500        0        0
OFFICEMAX INC DEL              COM              67622P101     2432   185801 SH       SOLE                   185801        0        0
PACKAGING CORP AMER            COM              695156109     8309   358589 SH       SOLE                   358589        0        0
SILGAN HOLDINGS INC            COM              827048109     6677   210617 SH       SOLE                   210617        0        0
TENET HEALTHCARE CORP          COM              88033G100    10006  2120000 SH       SOLE                  2120000        0        0
TENNECO INC                    COM              880349105     6064   209305 SH       SOLE                   209305        0        0
TIME WARNER CABLE INC          COM              88732J207     9815   181800 SH       SOLE                   181800        0        0
VIACOM INC NEW                 CL B             92553P201    12268   339000 SH       SOLE                   339000        0        0